Bonds Payable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 36,522,155	$ 56,253,554	$ 2,003,332
Secured Domestic Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount	$ 250,000
Bonds maturity period	3 years
Secured domestic bonds conversion price | $ / shares	$ 4.8	$ 4.8
Bonds redemption description	(1) if the closing price of AMPI’s ordinary shares on the Taipei Exchange exceeds the conversion price by 30% or more for 30 consecutive business days in the period starting from 3 months after the offering to 40 days before the maturity or (2) the outstanding amount of the bonds falls below 10% of the originally offered in the period aforementioned.
Senior Unsecured International Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount					$ 1,000
Bonds payable					300,000
Senior Unsecured International Corporate Bonds [Member] | Tranche A [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable					$ 200,000
Borrowings maturity		3 years
Annual interest rates of bonds		2.15%			2.15%
Senior Unsecured International Corporate Bonds [Member] | Tranche B [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable					$ 100,000
Borrowings maturity		5 years
Annual interest rates of bonds		2.50%			2.50%